INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2022
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2022 and 2021, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes.  The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2022 and 2021 by series are as follows:

	2022	2021
Series 20	—	—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	1
Series 27	—	—
Series 28	—	—
Series 29	1	2
Series 30	—	—
Series 31	—	—
Series 32	—	1
Series 33	—	1
Series 34	1	1
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	2
Series 42	—	2
Series 43	—	—
Series 44	1	2
Series 45	4	11
Series 46	7	10
	14	33

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

During the year ended March 31, 2022 the Fund disposed of nineteen Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships.  A summary of the dispositions by Series for March 31, 2022 is as follows.

	Operating Partnership	Sale of Underlying	Partnership Proceeds	Gain on
	Interest Transferred	Operating Partnership	from Disposition	Disposition
Series 26	1	—	20,845	20,845
Series 29	1	—	29,999	29,999
Series 32	1	—	23,823	23,823
Series 33	1	—	23,823	23,823
Series 41	2	—	1,151,653	1,151,653
Series 42	2	—	247,877	247,877
Series 44	—	1	815,747	815,747
Series 45	6	1	691,381	691,381
Series 46	2	1	546,266	546,266
Total	16	3	$3,551,414	$3,551,414

During the year ended March 31, 2021 the Fund disposed of thirty-five Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships.  A summary of the dispositions by Series for March 31, 2021 is as follows.

	Operating Partnership	Sale of Underlying	Partnership Proceeds	Gain on
	Interest Transferred	Operating Partnership	from Disposition *	Disposition
Series 26	2	—	18,800	18,800
Series 29	3	—	44,500	44,500
Series 32	1	1	2,571,228	2,571,228
Series 33	—	1	2,492,020	2,492,020
Series 34	1	—	20,800	20,800
Series 41	6	—	98,100	98,100
Series 42	3	1	722,200	722,454
Series 43	11	—	186,635	186,635
Series 44	1	—	612,172	612,172
Series 45	1	1	214,717	214,717
Series 46	2	—	113,326	113,326
Total	31	4	$7,094,498	$7,094,752
*	Partnership proceeds from disposition does not include $254 which was due to a writeoff of capital contribution payable as of March 31, 2021, for Series 42.

The gain described above is for financial statement purposes only.  There are significant differences between the equity method of accounting and the tax reporting of income and losses from Operating Partnership investments. The largest difference is the ability, for tax purposes, to deduct losses in excess of the Partnership’s investment in the Operating Partnership.  As a result, the amount of gain recognized for tax purposes may be significantly higher than the gain recorded in the financial statements.

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships.  These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations.  At March 31, 2022 and 2021, contributions are payable to operating limited partnerships as follows:

	2022	2021
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	785	785
Series 30	—	—
Series 31	—	—
Series 32	—	—
Series 33	—	—
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	—
Series 42	—	—
Series 43	—	—
Series 44	—	—
Series 45	—	—
Series 46	—	—
	$785	$785

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$21,329,022	$—	$—

Acquisition costs of operating limited partnerships	389,379	—	—

Cumulative distributions from operating limited partnerships	(198,708)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(13,575,448)	—	—

Cumulative losses from operating limited partnerships	(18,279,847)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,978,858)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	11,481	—	—

Cumulative impairment loss in investments in operating limited partnerships	13,575,448	—	—

Other	(366,053)	—	—

Equity per operating limited partnerships’ combined financial statements	$7,986,395	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$698,299	$—

Acquisition costs of operating limited partnerships	—	100,829	—

Cumulative distributions from operating limited partnerships	—	(3,000)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(286,415)	—

Cumulative losses from operating limited partnerships	—	(509,713)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	32,927	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(575,248)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	286,415	—

Other	—	(910)	—

Equity per operating limited partnerships’ combined financial statements	$—	$(256,816)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,097,333	$—	$—

Acquisition costs of operating limited partnerships	288,550	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	(833,360)	—	—

Cumulative losses from operating limited partnerships	(1,552,523)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(520,914)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	833,360	—	—

Other	2	—	—

Equity per operating limited partnerships’ combined financial statements	$23,898	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$1,526,950	$4,533,331

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	(40,115)	(52,467)

Cumulative impairment loss in investments in operating limited partnerships	—	(1,829,754)	(3,059,043)

Cumulative losses from operating limited partnerships	—	342,919	(1,421,821)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	(2,048,788)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	11,481

Cumulative impairment loss in investments in operating limited partnerships	—	1,829,754	3,059,043

Other	—	(155,434)	(118,286)

Equity per operating limited partnerships’ combined financial statements	$—	$1,674,320	$903,450

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$12,473,109

Acquisition costs of operating limited partnerships	—

Cumulative distributions from operating limited partnerships	(103,126)

Cumulative impairment loss in investments in operating limited partnerships	(7,566,876)

Cumulative losses from operating limited partnerships	(4,803,107)

Investments in operating limited partnerships per balance sheet	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,833,908)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—

Cumulative impairment loss in investments in operating limited partnerships	7,566,876

Other	(91,425)

Equity per operating limited partnerships’ combined financial statements	$5,641,543

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$45,625,907	$—	$—

Acquisition costs of operating limited partnerships	1,096,866	—	—

Cumulative distributions from operating limited partnerships	(467,311)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(27,975,615)	—	—

Cumulative losses from operating limited partnerships	(18,279,847)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	(11,711)	—	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(11,383,230)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	33,460	—	—

Cumulative impairment loss in investments in operating limited partnerships	27,975,615	—	—

Other	(1,111,465)	—	—

Equity per operating limited partnerships’ combined financial statements	$15,247,046	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$704,145	$—

Acquisition costs of operating limited partnerships	—	109,460	—

Cumulative distributions from operating limited partnerships	—	(3,223)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(206,682)	—

Cumulative losses from operating limited partnerships	—	(603,700)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(763,435)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	21,979	—

Cumulative impairment loss in investments in operating limited partnerships	—	206,682	—

Other	—	(29,502)	—

Equity per operating limited partnerships’ combined financial statements	$—	$(564,276)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$1,852,177	$—

Acquisition costs of operating limited partnerships	—	266,798	—

Cumulative distributions from operating limited partnerships	—	(9,500)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(888,464)	—

Cumulative losses from operating limited partnerships	—	(1,221,011)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	32,927	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(1,157,917)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	888,464	—

Other	—	5,610	—

Equity per operating limited partnerships’ combined financial statements	$—	$(230,916)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$1,501,914	$1,495,966

Acquisition costs of operating limited partnerships	—	216,029	216,029

Cumulative distributions from operating limited partnerships	—	(33,444)	(500)

Cumulative impairment loss in investments in operating limited partnerships	—	(1,110,485)	(790,713)

Cumulative losses from operating limited partnerships	—	(574,014)	(920,782)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(917,996)	(784,846)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	1,110,485	790,713

Other	—	(34,871)	7

Equity per operating limited partnerships’ combined financial statements	$—	$157,618	$5,874

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,097,333	$—	$—

Acquisition costs of operating limited partnerships	288,550	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	(833,360)	—	—

Cumulative losses from operating limited partnerships	(1,552,523)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(610,098)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	833,360	—	—

Other	2	—	—

Equity per operating limited partnerships’ combined financial statements	$(65,286)	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$3,206,778	$581,332

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	(2,772)	(781)

Cumulative impairment loss in investments in operating limited partnerships	—	(752,318)	—

Cumulative losses from operating limited partnerships	—	(2,451,688)	(580,551)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—	(7,500)	(4,211)

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(1,623,678)	(566,599)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	752,318	—

Other	—	(325,268)	(34,441)

Equity per operating limited partnerships’ combined financial statements	$—	$(1,204,128)	$(605,251)

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$3,095,765	$13,534,041

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	(40,115)	(192,410)

Cumulative impairment loss in investments in operating limited partnerships	—	(2,550,560)	(8,739,377)

Cumulative losses from operating limited partnerships	—	(505,090)	(4,602,254)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(15,841)	(3,117,867)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	11,481

Cumulative impairment loss in investments in operating limited partnerships	—	2,550,560	8,739,377

Other	—	(147,290)	(316,529)

Equity per operating limited partnerships’ combined financial statements	$—	$2,387,429	$5,316,462

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2021 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$17,556,456

Acquisition costs of operating limited partnerships	—

Cumulative distributions from operating limited partnerships	(184,566)

Cumulative impairment loss in investments in operating limited partnerships	(12,103,656)

Cumulative losses from operating limited partnerships	(5,268,234)

Investments in operating limited partnerships per balance sheet	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2021 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2020 (see note A).	—

The Fund has recorded acquisition costs at March 31, 2021 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,824,953)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—

Cumulative impairment loss in investments in operating limited partnerships	12,103,656

Other	(229,183)

Equity per operating limited partnerships’ combined financial statements	$10,049,520

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$20,212,838	$—	$—
Land	2,023,208	—	—
Other assets	3,161,606	—	—

	$25,397,652	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$16,928,649	$—	$—
Accounts payable and accrued expenses	726,141	—	—
Other liabilities	1,983,834	—	—

	19,638,624	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	7,986,395	—	—
Other partners	(2,227,367)	—	—

	5,759,028	—	—

	$25,397,652	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$516,789	$—
Land	—	—	—
Other assets	—	119,789	—

	$—	$636,578	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$680,065	$—
Accounts payable and accrued expenses	—	51,168	—
Other liabilities	—	398,329	—

	—	1,129,562	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	(256,816)	—
Other partners	—	(236,168)	—

	—	(492,984)	—

	$—	$636,578	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,556,927	$—	$—
Land	142,576	—	—
Other assets	342,131	—	—

	$2,041,634	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,625,880	$—	$—
Accounts payable and accrued expenses	61,584	—	—
Other liabilities	330,480	—	—

	2,017,944	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	23,898	—	—
Other partners	(208)	—	—

	23,690	—	—

	$2,041,634	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$1,864,919	$3,852,350
Land	—	450,000	598,500
Other assets	—	246,035	647,532

	$—	$2,560,954	$5,098,382

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$2,880,422	$4,370,989
Accounts payable and accrued expenses	—	101,325	130,295
Other liabilities	—	38,041	363,500

	—	3,019,788	4,864,784
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	1,674,320	903,450
Other partners	—	(2,133,154)	(669,852)

	—	(458,834)	233,598

	$—	$2,560,954	$5,098,382

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,421,853
Land	832,132
Other assets	1,806,119

$15,060,104

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$7,371,293
Accounts payable and accrued expenses	381,769
Other liabilities	853,484

8,606,546
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	5,641,543
Other partners	812,015

6,453,558

$15,060,104

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$58,100,481	$—	$—
Land	9,140,743	—	—
Other assets	12,769,297	—	—

	$80,010,521	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$61,595,513	$—	$—
Accounts payable and accrued expenses	3,238,584	—	—
Other liabilities	6,052,304	—	—

	70,886,401	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	15,247,046	—	—
Other partners	(6,122,926)	—	—

	9,124,120	—	—

	$80,010,521	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$697,635	$—
Land	—	52,272	—
Other assets	—	112,648	—

	$—	$862,555	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$1,070,448	$—
Accounts payable and accrued expenses	—	93,085	—
Other liabilities	—	325,434	—

	—	1,488,967	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	(564,276)	—
Other partners	—	(62,136)	—

	—	(626,412)	—

	$—	$862,555	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$1,422,477	$—
Land	—	12,000	—
Other assets	—	466,565	—

	$—	$1,901,042	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$1,826,315	$—
Accounts payable and accrued expenses	—	106,791	—
Other liabilities	—	453,193	—

	—	2,386,299	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	(230,916)	—
Other partners	—	(254,341)	—

	—	(485,257)	—

	$—	$1,901,042	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$921,333	$847,401
Land	—	60,400	175,500
Other assets	—	376,891	239,177

	$—	$1,358,624	$1,262,078

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$623,725	$1,205,104
Accounts payable and accrued expenses	—	629,491	11,821
Other liabilities	—	46,249	62,064

	—	1,299,465	1,278,989
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	157,618	5,874
Other partners	—	(98,459)	(22,785)

	—	59,159	(16,911)

	$—	$1,358,624	$1,262,078

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,539,529	$—	$—
Land	142,576	—	—
Other assets	452,343	—	—

	$2,134,448	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,654,958	$—	$—
Accounts payable and accrued expenses	59,077	—	—
Other liabilities	485,916	—	—

	2,199,951	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	(65,286)	—	—
Other partners	(217)	—	—

	(65,503)	—	—

	$2,134,448	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$6,425,891	$6,414,854
Land	—	2,225,961	2,076,707
Other assets	—	1,889,844	1,511,601

	$—	$10,541,696	$10,003,162

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$12,064,213	$12,467,987
Accounts payable and accrued expenses	—	753,367	748,588
Other liabilities	—	257,002	309,929

	—	13,074,582	13,526,504
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	(1,204,128)	(605,251)
Other partners	—	(1,328,758)	(2,918,091)

	—	(2,532,886)	(3,523,342)

	$—	$10,541,696	$10,003,162

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$3,619,725	$13,619,763
Land	—	634,735	2,021,533
Other assets	—	458,109	3,633,550

	$—	$4,712,569	$19,274,846

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$4,426,968	$11,744,364
Accounts payable and accrued expenses	—	121,936	248,449
Other liabilities	—	50,189	1,791,931

	—	4,599,093	13,784,744
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	2,387,429	5,316,462
Other partners	—	(2,273,953)	173,640

	—	113,476	5,490,102

	$—	$4,712,569	$19,274,846

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$22,591,873
Land	1,739,059
Other assets	3,628,569

27,959,501

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$14,511,431
Accounts payable and accrued expenses	465,979
Other liabilities	2,270,397

17,247,807
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	10,049,520
Other partners	662,174

10,711,694

$27,959,501

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$5,680,773	$—	$—
Interest and other	163,271	—	—

	5,844,044	—	—
Expenses
Interest	881,484	—	—
Depreciation and amortization	1,363,256	—	—
Taxes and insurance	774,361	—	—
Repairs and maintenance	1,245,367	—	—
Operating expenses	1,981,590	—	—
Other expenses	35,610	—	—

	6,281,668	—	—

NET INCOME (LOSS)	$(437,624)	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(703,186)	$—	$—

Net income (loss) allocated to other partners	$265,562	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$—	$325,950	$—
Interest and other	—	—	—

	—	325,950	—
Expenses
Interest	—	24,459	—
Depreciation and amortization	—	54,308	—
Taxes and insurance	—	41,839	—
Repairs and maintenance	—	37,478	—
Operating expenses	—	239,746	—
Other expenses	—	—	—

	—	397,830	—

NET INCOME (LOSS)	$—	$(71,880)	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$(71,162)	$—

Net income (loss) allocated to other partners	$—	$(718)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$594,061	$—	$—
Interest and other	35,907	—	—

	629,968	—	—
Expenses
Interest	85,903	—	—
Depreciation and amortization	86,577	—	—
Taxes and insurance	94,837	—	—
Repairs and maintenance	139,969	—	—
Operating expenses	133,489	—	—
Other expenses	—	—	—

	540,775	—	—

NET INCOME (LOSS)	$89,193	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$89,193	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$—	$1,070,962	$1,248,511
Interest and other	—	5,345	19,518

	—	1,076,307	1,268,029
Expenses
Interest	—	202,797	195,761
Depreciation and amortization	—	219,430	381,820
Taxes and insurance	—	106,680	167,133
Repairs and maintenance	—	241,518	352,754
Operating expenses	—	276,153	418,070
Other expenses	—	8,160	14,026

	—	1,054,738	1,529,564

NET INCOME (LOSS)	$—	$21,569	$(261,535)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$(314,783)

Net income (loss) allocated to other partners	$—	$21,569	$53,248

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$2,441,289
Interest and other	102,501

2,543,790
Expenses
Interest	372,564
Depreciation and amortization	621,121
Taxes and insurance	368,872
Repairs and maintenance	473,648
Operating expenses	914,132
Other expenses	13,424

2,758,761

NET INCOME (LOSS)	$(214,971)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(317,241)

Net income (loss) allocated to other partners	$102,270

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$17,464,237	$—	$—
Interest and other	326,431	—	—

	17,790,668	—	—
Expenses
Interest	3,123,807	—	—
Depreciation and amortization	3,557,319	—	—
Taxes and insurance	2,397,726	—	—
Repairs and maintenance	3,163,267	—	—
Operating expenses	4,888,522	—	—
Other expenses	889,336	—	—

	18,019,977	—	—

NET INCOME (LOSS)	$(229,309)	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(1,016,981)	$—	$—

Net income (loss) allocated to other partners	$787,672	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$—	$177,187	$—
Interest and other	—	858	—

	—	178,045	—
Expenses
Interest	—	51,193	—
Depreciation and amortization	—	43,602	—
Taxes and insurance	—	32,678	—
Repairs and maintenance	—	19,266	—
Operating expenses	—	87,876	—
Other expenses	—	3,500	—

	—	238,115	—

NET INCOME (LOSS)	$—	$(60,070)	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$(59,470)	$—

Net income (loss) allocated to other partners	$—	$(600)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$—	$545,010	$—
Interest and other	—	2,369	—

	—	547,379	—
Expenses
Interest	—	84,772	—
Depreciation and amortization	—	87,831	—
Taxes and insurance	—	87,492	—
Repairs and maintenance	—	76,882	—
Operating expenses	—	312,081	—
Other expenses	—	12,496	—

	—	661,554	—

NET INCOME (LOSS)	$—	$(114,175)	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$(113,442)	$—

Net income (loss) allocated to other partners	$—	$(733)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$—	$172,726	$229,365
Interest and other	—	3,570	12,549

	—	176,296	241,914
Expenses
Interest	—	47,035	52,933
Depreciation and amortization	—	51,664	47,069
Taxes and insurance	—	41,692	36,228
Repairs and maintenance	—	24,572	42,951
Operating expenses	—	49,933	93,863
Other expenses	—	8,000	8,000

	—	222,896	281,044

NET INCOME (LOSS)	$—	$(46,600)	$(39,130)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$(46,596)	$(39,126)

Net income (loss) allocated to other partners	$—	$(4)	$(4)

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$571,640	$—	$—
Interest and other	22,239	—	—

	593,879	—	—
Expenses
Interest	86,703	—	—
Depreciation and amortization	85,277	—	—
Taxes and insurance	87,123	—	—
Repairs and maintenance	147,049	—	—
Operating expenses	128,666	—	—
Other expenses	—	—	—

	534,818	—	—

NET INCOME (LOSS)	$59,061	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$59,061	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$—	$2,706,449	$2,836,788
Interest and other	—	45,667	44,609

	—	2,752,116	2,881,397
Expenses
Interest	—	495,510	516,452
Depreciation and amortization	—	416,032	466,359
Taxes and insurance	—	406,234	410,842
Repairs and maintenance	—	470,753	476,039
Operating expenses	—	540,308	587,741
Other expenses	—	295,000	295,000

	—	2,623,837	2,752,433

NET INCOME (LOSS)	$—	$128,279	$128,964

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$(60,389)	$(32,717)

Net income (loss) allocated to other partners	$—	$188,668	$161,681

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$—	$1,517,404	$3,781,384
Interest and other	—	18,415	51,536

	—	1,535,819	3,832,920
Expenses
Interest	—	326,469	496,261
Depreciation and amortization	—	312,412	972,175
Taxes and insurance	—	136,651	419,382
Repairs and maintenance	—	233,493	873,506
Operating expenses	—	300,755	1,323,814
Other expenses	—	62,466	164,823

	—	1,372,246	4,249,961

NET INCOME (LOSS)	$—	$163,573	$(417,041)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$(420,788)

Net income (loss) allocated to other partners	$—	$163,573	$3,747

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2020 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2020 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$4,926,284
Interest and other	124,619

5,050,903
Expenses
Interest	966,479
Depreciation and amortization	1,074,898
Taxes and insurance	739,404
Repairs and maintenance	798,756
Operating expenses	1,463,485
Other expenses	40,051

5,083,073

NET INCOME (LOSS)	$(32,170)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(244,453)

Net income (loss) allocated to other partners	$212,283